Franked Investment Income Group Litigation order - additional information (Details) - FII GLO £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 GBP (£) CorporateGroup	Jun. 30, 2022 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2020 trial	Dec. 31, 2015 GBP (£) payment
Gains Losses On Litigation Settlements [Line Items]
Number of corporate groups in FII GLO | CorporateGroup	17
Number of trials | trial					2
Litigation settlement amount, applying prudential judgement	£ 300
Litigation settlement amount received						£ 1,200
Number of payments | payment						2
Tax amount on litigation settlement deduction amount						£ 300
Litigation settlement amount received after tax			£ 900
Interest related to FII GLO		£ 13	£ 28
Settlement payments				£ 50